Advance Capital I, Inc.

Supplement Dated March 9, 1999
to the Prospectus Dated October 28, 1998

                         Advance Capital I, Inc.

                     Supplement Dated March 9, 1999

     Advance Capital I, Inc. Bond Fund shareholders, at a Special Meeting held on March 8, 1999, voted to change the investment objectives and policies of the Fund. The BOND FUND seeks to provide investors with the highest level of current income without undue risk of principal. The Fund seeks to achieve these objectives by investing in a broad range of fixed income investments, including investment grade corporate bonds, securities issued or guaranteed by the U.S. government and high yield bonds. The value of the debt securities may be affected by changing credit ratings or changes in interest rates. In addition, certain industry events or changes in market sentiment can also affect the value of the securities in the portfolio.

     The average weighted maturity of the portfolio securities in the BOND FUND will typically be between 5 and 25 years. The BOND FUND seeks to maximize income with respect to a portion of its assets. Such maximum return is ordinarily associated with high yield, high risk bonds and similar securities in the lower rating categories of the recognized rating agencies. Such high yield, high risk or "junk bonds" generally involve greater price volatility as well as risk of principal and income than do bonds in the higher rating categories. High yield bonds are considered predominately speculative. See INVESTMENT RISKS OF LOWER RATED SECURITIES. There is no assurance that the Fund will achieve its investment objectives.

     The Bond Fund will invest at least 65 percent of its assets in corporate or U.S. Government bonds. The Fund can invest as much as 45 percent of the portfolio in lower rated, high-yielding securities and as much as 25 percent of the portfolio in mortgage backed securities guaranteed by the U.S. government. The Fund may also invest in the following types of securities: preferred stocks, mortgage or asset backed securities not issued or guaranteed by the U.S. government or its agencies and money market instruments (See OTHER INVESTMENT POLICIES for definitions of these types of securities). At no time will more than 50 percent of the assets be invested in obligations issued or guaranteed by the U.S. Government.

     The Bond Fund will not invest in investment grade corporate or U.S. Government issued or guaranteed bonds, preferred stocks or mortgage or asset backed securities not guaranteed by the U.S. government or its agencies that are rated lower than Baa3 by Moody's or BBB- by S&P at the time of purchase. The Fund may invest as much as 45 percent of the portfolio in lower rated, high-yielding securities, rated between Ba1 and B2 by Moody's or between BB+ and B by S&P, which may provide poor protection for payment of principal and interest. These bonds are commonly referred to as high yield or "junk bonds". If the quality rating criteria are met at the time of investment, a later decline in the rating by either or both of the rating agencies shall not be a violation of the investment policies of the Bond Fund. In the event that a security held by the Bond Fund is downgraded below B3 by Moody's and B- by S&P, the Fund may continue to hold such security until such time as the investment adviser deems it advantageous to dispose of the security. See "Investment Risks of Lower Rated Securities". The Investment Adviser supplements the rating and the maturity information for the Bond Fund in a manner similar to that for the Retirement Income Fund. Unrated obligations will be considered, if based on the Investment Adviser's analysis of the financial merits of the obligations, it concludes they are of comparable investment quality to the rated instruments. No more than 5 percent of the portfolio may consist of unrated obligations. When, in the opinion of the Investment Adviser, a defensive investment posture is warranted, the Bond Fund may invest temporarily and without limitation in high-grade, short-term money market instruments.

     The Bond Fund has a flexible investment policy which allows the Investment Adviser to adjust the maturity and the quality of the securities held in the portfolio. The average weighted maturity will be adjusted according to the interest rate outlook in a manner similar to the Retirement Income Fund as described above. The mix of the quality of the securities held in the portfolio will similarly be adjusted by the Investment Adviser. The degree to which the Bond
Fund holds high yield, high risk securities will be based on the Adviser's forecast of the economy and its judgment concerning the comparative value of high yield, high risk securities and higher quality issues. Any adjustment in the maturity or the quality of the Bond Fund holdings may cause an increase in portfolio turnover and may result in an increase in expenses to the Fund.

Advance Capital I, Inc.

Supplement Dated March 9, 1999
to the Statement of Additional Information Dated October 28, 1998

                         Advance Capital I, Inc.

                     Supplement Dated March 9, 1999

     Advance Capital I, Inc. Bond Fund shareholders, at a Special Meeting held on March 8, 1999, voted to change the investment objectives and policies of the Fund. The BOND FUND seeks to provide investors with the highest level of current income without undue risk of principal. The Fund seeks to achieve these objectives by investing in a broad range of fixed income investments, including investment grade corporate bonds, securities issued or guaranteed by the U.S. government and high yield bonds. The value of the debt securities may be affected by changing credit ratings or changes in interest rates. In addition, certain industry events or changes in market sentiment can also affect the value of the securities in the portfolio.

     The average weighted maturity of the portfolio securities in the BOND FUND will typically be between 5 and 25 years. The BOND FUND seeks to maximize income with respect to a portion of its assets. Such maximum return is ordinarily associated with high yield, high risk bonds and similar securities in the lower rating categories of the recognized rating agencies. Such high yield, high risk or "junk bonds" generally involve greater price volatility as well as risk of principal and income than do bonds in the higher rating categories. High yield bonds are considered predominately speculative. See INVESTMENT RISKS OF LOWER RATED SECURITIES. There is no assurance that the Fund will achieve its investment objectives.

     The Bond Fund will invest at least 65 percent of its assets in corporate or U.S. Government bonds. The Fund can invest as much as 45 percent of the portfolio in lower rated, high-yielding securities and as much as 25 percent of the portfolio in mortgage backed securities guaranteed by the U.S. government. The Fund may also invest in the following types of securities: preferred stocks, mortgage or asset backed securities not issued or guaranteed by the U.S. government or its agencies and money market instruments (See OTHER INVESTMENT POLICIES for definitions of these types of securities). At no time will more than 50 percent of the assets be invested in obligations issued or guaranteed by the U.S. Government.

     The Bond Fund will not invest in investment grade corporate or U.S. Government issued or guaranteed bonds, preferred stocks or mortgage or asset backed securities not guaranteed by the U.S. government or its agencies that are rated lower than Baa3 by Moody's or BBB- by S&P at the time of purchase. The Fund may invest as much as 45 percent of the portfolio in lower rated, high-yielding securities, rated between Ba1 and B2 by Moody's or between BB+ and B by S&P, which may provide poor protection for payment of principal and interest. These bonds are commonly referred to as high yield or "junk bonds". If the quality rating criteria are met at the time of investment, a later decline in the rating by either or both of the rating agencies shall not be a violation of the investment policies of the Bond Fund. In the event that a security held by the Bond Fund is downgraded below B3 by Moody's and B- by S&P, the Fund may continue to hold such security until such time as the investment adviser deems it advantageous to dispose of the security. See "Investment Risks of Lower Rated Securities". The Investment Adviser supplements the rating and the maturity information for the Bond Fund in a manner similar to that for the Retirement Income Fund. Unrated obligations will be considered, if based on the Investment Adviser's analysis of the financial merits of the obligations, it concludes they are of comparable investment quality to the rated instruments. No more than 5 percent of the portfolio may consist of unrated obligations. When, in the opinion of the Investment Adviser, a defensive investment posture is warranted, the Bond Fund may invest temporarily and without limitation in high-grade, short-term money market instruments.

     The Bond Fund has a flexible investment policy which allows the Investment Adviser to adjust the maturity and the quality of the securities held in the portfolio. The average weighted maturity will be adjusted according to the interest rate outlook in a manner similar to the Retirement Income Fund as described above. The mix of the quality of the securities held in the portfolio will similarly be adjusted by the Investment Adviser. The degree to which the Bond
Fund holds high yield, high risk securities will be based on the Adviser's forecast of the economy and its judgment concerning the comparative value of high yield, high risk securities and higher quality issues. Any adjustment in the maturity or the quality of the Bond Fund holdings may cause an increase in portfolio turnover and may result in an increase in expenses to the Fund.